Investment Contracts - Summary of Investment Contracts (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Investment contracts without DPF
Total	¥ 374,749	[1]	¥ 313,594	[1]	¥ 288,212
Financial liabilities at amortised cost, category [member]
Disclosure of amounts arising from investment contracts [line items]
Investment contracts with discretionary participating features ("DPF") at amortised cost	71,970		68,544		¥ 64,950
Investment contracts without DPF
Investment contracts without DPF	302,772		245,041
Financial liabilities at fair value through profit or loss, category [member]
Investment contracts without DPF
Investment contracts without DPF	¥ 7		¥ 9

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.